Long-term debt - Future Minimum Capital Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum capital lease payments
2018	$ 1,235
2019	1,235
2020	776
Total minimum lease payments	3,246
Less amount representing interest	568
Future minimum lease payments	$ 2,678